Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Bank's Internal Credit Rating Grades (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	100.00%	100.00%
Weighted PD	100.00%
Performing [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	96.76%	96.17%
Weighted PD	2.05%	2.32%
High grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	79.54%	76.20%
Weighted PD	1.02%	1.13%
Standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	12.44%	12.64%
Weighted PD	5.05%	4.79%
Sub-standard grade [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	4.78%	7.33%
Weighted PD	11.26%	12.48%
Past Due But Not Impaired [member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	2.33%	2.70%
Weighted PD	30.27%	33.24%
Impaired [Member]
Disclosure of internal credit grades [line items]
% of Gross Carrying Amount	0.91%	1.13%
Weighted PD	100.00%	100.00%